Description of Business and Liquidity	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Description of Business and Liquidity

Note 1 — Description of Business and Liquidity

[A] Description of Business:

Immunovant Sciences Ltd. and its subsidiaries (collectively, the “Company”) is a clinical-stage biopharmaceutical company focused on enabling normal lives for patients with autoimmune diseases. The Company is developing a fully human monoclonal antibody (“IMVT-1401”) that selectively binds to and inhibits the neonatal fragment crystallizable receptor. The Company intends to develop IMVT-1401 for indications in which there is robust evidence that pathogenic immunoglobulin G antibodies drive disease manifestation and in which reduction of these antibodies should lead to clinical benefit for patients with debilitating autoimmune diseases.

The Company was founded on July 6, 2018 as a Bermuda Exempted Limited Company and a wholly owned subsidiary of Roivant Sciences Ltd. (“RSL”). In July 2018, the Company incorporated as its wholly owned subsidiaries, Immunovant Sciences Holdings Ltd. (“ISHL”), a private limited company incorporated under the laws of England and Wales and Immunovant, Inc., a Delaware corporation based in the United States of America. In August 2018, the Company incorporated its wholly owned subsidiary, Immunovant Sciences GmbH (“ISG”), a limited liability company formed under the laws of Switzerland. ISG holds all of the Company’s intellectual property rights.

Since its inception, the Company has devoted substantially all of its efforts to organizing and staffing the Company, acquiring product candidates, and preparing for and advancing them into clinical development. The Company has determined that it has one operating and reporting segment.

[B] Going Concern and Management’s Plans:

The Company has not been capitalized with sufficient funding to conduct its operations. Certain costs of conducting the Company’s operations were paid by RSL or RSL’s wholly owned subsidiaries, Roivant Sciences, Inc. (“RSI”) and Roivant Sciences GmbH (“RSG”). The Company has not generated any revenues and does not anticipate generating any revenues unless and until it successfully completes development and obtains regulatory approval for IMVT-1401 or any future product candidate. Since the Company has limited cash on hand to complete its clinical development and no credit facilities, the Company is dependent upon RSL and its affiliates to provide services and funding to support the operations of the Company until, at least, such time as an external financing is completed.

The accompanying condensed combined and consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The condensed combined and consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. The Company anticipates incurring additional losses until such time, if ever, it can obtain marketing approval to sell, and then generate significant sales from a product. Substantial additional financing will be needed by the Company to fund its operations and to develop and commercialize a product. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

The Company will seek to obtain additional capital through the sale of debt or equity financings, or other arrangements; however, there can be no assurance that the Company will be able to raise additional capital when needed or under acceptable terms, if at all. The sale of additional equity may dilute existing shareholders and newly issued shares may contain senior rights and preferences compared to currently outstanding common shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to shareholders. If the Company is unable to obtain such additional financing, operations would need to be scaled back or discontinued. The Company is currently exploring external financing alternatives which will be needed by the Company to fund its operations.

The Company’s future operations are highly dependent on a combination of factors, including (1) the timely and successful completion of additional financing discussed above; (2) the success of its research and development programs; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies, (4) the Company’s ability to manage growth of the organization; (5) the Company’s ability to protect its technology and products; and, ultimately (6) regulatory approval and market acceptance of a product.

Note 1 — Description of Business and Liquidity

[A] Description of Business:

Immunovant Sciences Ltd. and its subsidiaries (collectively, the “Company”) is a clinical-stage biopharmaceutical company focused on developing and commercializing innovative therapies for patients suffering from debilitating autoimmune diseases. The Company is developing a fully human monoclonal antibody (“IMVT-1401”) that selectively binds to and inhibits the neonatal fragment crystallizable receptor. The Company intends to develop IMVT-1401 for indications in which there is robust evidence that pathogenic immunoglobulin G antibodies drive disease manifestation and in which reduction of these antibodies should lead to clinical benefit for patients with debilitating autoimmune diseases.

The Company was founded on July 6, 2018 as a Bermuda Exempted Limited Company and a wholly owned subsidiary of Roivant Sciences Ltd. (“RSL”). In July 2018, the Company incorporated as its wholly owned subsidiaries, Immunovant Sciences Holdings Ltd. (“ISHL”), a private limited company incorporated under the laws of England and Wales and Immunovant, Inc., a Delaware corporation based in the United States of America. In August 2018, the Company incorporated its wholly owned subsidiary, Immunovant Sciences GmbH (“ISG”), a limited liability company formed under the laws of Switzerland. ISG holds all of the Company’s intellectual property rights.

On December 19, 2017, Roivant Sciences GmbH (“RSG”), a wholly owned subsidiary of RSL, entered into a license agreement (the “HanAll Agreement”) with HanAll BioPharma Co., Ltd., a Korean limited liability company (“HanAll”). Under the HanAll Agreement, RSG received (1) the non-exclusive right to manufacture and (2) the exclusive, royalty-bearing right to develop, import, use and commercialize the antibody referred to as IMVT-1401 and certain back-up and next-generation antibodies, and products containing such antibodies, in the United States, Canada, Mexico, the European Union, the United Kingdom, Switzerland, the Middle East, North Africa and Latin America. On December 7, 2018, RSG entered into an Assignment and Assumption Agreement (the “Assignment Agreement”) with ISG to assign this technology, as well as RSG’s know how and patents necessary for the development, manufacture or commercialization of any compound or product based on the technology licensed from HanAll. These patents and know-how, initially sublicensed by the Company from RSG in August 2018, formed the basis of the Company’s development of its primary investigational product, IMVT-1401. Please refer to Note 3 for further details.

Since its inception, the Company has devoted substantially all of its efforts to organizing and staffing the Company, acquiring product candidates, and preparing for and advancing them into clinical development. The Company has determined that it has one operating and reporting segment as it allocates resources and assesses financial performance on a consolidated basis.

[B] Going Concern and Management’s Plans:

The Company has not been capitalized with sufficient funding to conduct its operations. Certain costs of conducting the Company’s operations were paid by RSL or RSL’s wholly owned subsidiaries, Roivant Sciences, Inc. (“RSI”) and RSG. The Company has not generated any revenues and does not anticipate generating any revenues unless and until it successfully completes development and obtains regulatory approval for IMVT-1401 or any future product candidate. Since the Company has limited cash on hand to complete its clinical development and no credit facilities, the Company is dependent upon RSL and its affiliates to provide services and funding to support the operations of the Company until, at least, such time as an external financing is completed.

The accompanying combined and consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The combined and consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. The Company anticipates incurring additional losses until such time, if ever, it can obtain marketing approval to sell, and then generate significant sales from a product. Substantial additional financing will be needed by the Company to fund its operations and to develop and commercialize a product. As a result, there is substantial doubt about the Company’s ability to continue as a going concern.

The Company will seek to obtain additional capital through the sale of debt or equity financings, or other arrangements; however, there can be no assurance that the Company will be able to raise additional capital when needed or under acceptable terms, if at all. The sale of additional equity may dilute existing shareholders and newly issued shares may contain senior rights and preferences compared to currently outstanding common shares. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to shareholders. If the Company is unable to obtain such additional financing, operations would need to be scaled back or discontinued. The Company is currently exploring external financing alternatives which will be needed by the Company to fund its operations.

The Company’s future operations are highly dependent on a combination of factors, including (1) the timely and successful completion of additional financing discussed above; (2) the success of its research and development programs; (3) the development of competitive therapies by other biotechnology and pharmaceutical companies, (4) the Company’s ability to manage growth of the organization; (5) the Company’s ability to protect its technology and products; and, ultimately (6) regulatory approval and market acceptance of a product.